Key management personnel disclosures	12 Months Ended
Jun. 30, 2024
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Key management personnel disclosures
Note 34. Key management personnel disclosures
Details of Directors and key management personnel
The following persons were Directors of IREN Limited at any time during the year, up to the date of this report:

Individual	Position	Date of Commencement	Date ceased to be KMP
Daniel Roberts	Executive Director, Co-Founder and Co-Chief Executive Officer	6 November 2018	-
William Roberts	Executive Director, Co-Founder and Co-Chief Executive Officer	6 November 2018	-
David Batholomew	Non-Executive Director	24 September 2021	-
Christopher Guzowski	Non-Executive Director	19 December 2019	-
Michael Alfred	Non-Executive Director	21 October 2021	-
Sunita Parasuraman	Non-Executive Director	17 July 2023	-
The following persons were considered to be KMP of IREN Limited at any time during the year:

Individual	Position	Date of Commencement	Date ceased to be KMP
David Shaw	Chief Operating Officer	22 October 2021	-
Belinda Nucifora	Chief Financial Officer	16 May 2022	-
Cesilia Kim	Chief Legal Officer	1 January 2023	-
Significant Transactions with key management personnel
On or around 18 August 2021, the shareholders of the Company approved the issue of one B Class share each (for consideration of A$1.00 per B Class share) to entities controlled by Daniel Roberts and William Roberts, respectively. The B Class shares were formally issued on 7 October 2021. Each B Class share confers on the holder fifteen votes for each ordinary share in the Company held by the holder. In addition, a B Class share confers a right for the holder to nominate a director to put forward for election to the Board. Because of the increased voting power of the B Class shares, the holders of the B Class shares collectively could continue to control a significant percentage of the combined voting power of the
Company's shares and therefore may be able to control all matters submitted to the Company’s shareholders for approval until the redemption of the B Class shares by the Company on the earlier of (i) when the holder ceases to be a director due to voluntary retirement; (ii) a transfer of B Class shares in breach of the Constitution; (iii) liquidation or winding up of the Company; or (iv) at any time which is 12 years after the Company’s ordinary shares are first listed on a recognized stock exchange. Aside from these governance rights, the B Class shares do not provide the holder with any economic rights (e.g. the B Class shares do not confer on its holder any right to receive dividends). The B Class shares are not transferable by the holder (except in limited circumstances to affiliates of the holder).
Deed of access, insurance and indemnity
The Group has entered into deeds of access, insurance and indemnity with each of our directors and certain of our officers. These deeds provide the directors and officers with contractual rights to indemnification and expense advancement and are governed by the laws of Victoria, Australia.
Compensation
The aggregate compensation made to Directors and other members of key management personnel of the Group is set out below:

	Consolidated
	Year ended 30 June 2024	Year ended 30 June 2023
	US$	US$

Short-term employee benefits	8,137,249	7,967,322
Post-employment benefits	86,515	66,830
Share-based payments	21,571,999	13,905,489

Total KMP compensation	29,795,763	21,939,641
The following table summarizes the movement in options and RSUs outstanding issued to Directors and other members of KMP:

	Number of options/RSUs	Weighted average exercise price	Number of options/RSUs	Weighted average exercise price
	30 June 2024	30 June 2024	30 June 2023	30 June 2023

Outstanding as at 1 July	10,008,224	$37.84	6,973,516	$53.16
Granted during the year	2,564,809	-	3,070,379	$2.97
Forfeited during the year	-	-	(31,671)	$36.45
Exercised during the year	(104,559)	-	(4,000)	-

Outstanding at the end of the financial year	12,468,474	$30.37	10,008,224	$37.84

Exercisable at the end of the financial year	2,017,021	$3.92	2,017,021	$3.87